Stockholders' Equity (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Stockholders' Equity [Abstract]
Change in income taxes associated with net unrealized gains on available for sale securities	$ (0.1)	$ 0.2
Changes in benefit plans net gain/(loss) and prior service (cost)/credit	(1.6)
Foreign currency translation reclassification adjustments	1.9	3.2
Reclassification adjustments impacting net income related to changes in fair value of derivatives qualifying as cash flow hedges		$ 0.3